CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Continuing operations
Research and development costs	$ (25,193,985)	$ (12,748,973)	$ (8,712,610)
Exploration and evaluation expenses	(5,380,636)	(2,894,369)	(1,950,583)
Corporate and administrative expenses	(25,917,366)	(10,686,376)	(4,516,393)
Business development expenses	(4,049,905)	(3,373,992)	(3,646,141)
Share-based payment expenses	(9,166,334)	(9,568,191)	(3,791,541)
Finance income	1,871,307	3,550,633	546,029
Finance costs	(3,465,223)	(306,250)	(187,119)
Other income and expenses	4,534,380	678,843	414,712
Loss before income tax	(66,767,762)	(35,348,675)	(21,843,646)
Income tax expense	0	0	0
Loss for the year	(66,767,762)	(35,348,675)	(21,843,646)
Loss attributable to shareholders of IperionX Limited	(66,767,762)	(35,348,675)	(21,843,646)
Items that may be reclassified subsequently to profit or loss:
Exchange differences arising on translation into presentation currency	3,709,446	(1,602,139)	(170,014)
Other comprehensive income (loss) for the year, net of tax	3,709,446	(1,602,139)	(170,014)
Total comprehensive loss for the year	(63,058,316)	(36,950,814)	(22,013,660)
Total comprehensive loss attributable to shareholders of IperionX Limited	$ (63,058,316)	$ (36,950,814)	$ (22,013,660)
Basic loss per share (US$ per share)	$ (0.20)	$ (0.12)	$ (0.10)
Diluted loss per share (US$ per share)	$ (0.20)	$ (0.12)	$ (0.10)